DIVESTITURES (Divestiture of the Rohm and Haas Salt Business) (Details) (USD $) In Millions	12 Months Ended			3 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Rohm and Haas Salt Business [Member]	Oct. 02, 2009 Rohm and Haas Salt Business [Member]	Dec. 31, 2009 Rohm and Haas Salt Business [Member] Corporate [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of consolidated companies	$ 74	$ 1,563	$ 66	$ 1,576
Current assets					374
Property					434
Other intangible assets					1,151
Deferred charges and other assets					102
Assets and Liabilities Divested, Total assets divested					2,061
Current liabilities					124
Deferred income tax liabilities - noncurrent					311
Pension and other post retirement benefits					89
Other noncurrent obligations					14
Assets and Liabilities Divested, Total liabilities divested					538
Gain on divestiture						37
Payments on Term Loan	$ 0	$ 9,226	$ 0	$ 1,000